ROPES & GRAY LLP ONE EMBARCADERO CENTER, SUITE 2200 SAN FRANCISCO, CA 94111-3711 T 415-315-6300 F 415-315-6350 BOSTON NEW YORK PALO ALTO WASHINGTON, DC

May 6, 2008	Matthew Gaarder-Wang
(415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	RS Variable Products Trust (the “Trust”) File Nos. 333-135544 and 811-21922

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Prospectuses relating to each of RS MidCap Opportunities VIP Series, The Information Age VIP Series, RS Partners VIP Series, RS Value VIP Series, RS Global Natural Resources VIP Series, RS Large Cap Value VIP Series, RS Small Cap Core Equity VIP Series, RS Core Equity VIP Series, RS Equity Dividend VIP Series, RS S&P 500 Index VIP Series, RS Asset Allocation VIP Series, RS International Growth VIP Series, RS Emerging Markets VIP Series, RS Low Duration Bond VIP Series, RS High Yield Bond VIP Series, and RS Money Market VIP Series, each dated May 1, 2008, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 7 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 30, 2008, and became effective May 1, 2008.

Please direct any questions to the undersigned at (415) 315-6302. Thank you.

Sincerely,

/s/ MATTHEW GAARDER-WANG
Matthew Gaarder-Wang

cc:	Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.